Basis of presentation for the consolidated financial statements - Revision of Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Deferred tax assets	$ 135,904	$ 604,471
Deferred tax liabilities	246,320	$ 289,825
Reclassification	135,904
Original balance
Disclosure of reclassifications or changes in presentation [line items]
Deferred tax liabilities	110,416
Reclassified balance
Disclosure of reclassifications or changes in presentation [line items]
Deferred tax assets	135,904
Deferred tax liabilities	$ 246,320